Trade and other receivables - Schedule of Contract Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract Assets [Roll Forward]
Beginning balance	$ 3,146	$ 13,269
Additions to contract assets	0	1,375
Invoiced during the year	(3,146)	(2,320)
Impaired during the year	0	(9,178)
Ending balance	$ 0	$ 3,146